Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,

	2023	2024
	RMB	RMB
Computer equipment	781,377	789,516
Office equipment	184,228	181,055
Vehicles	3,584	3,584
Buildings	—	9,888
Land	—	32,100
Construction in progress	547,384	760,411
Leasehold improvement	135,977	149,398
Less: accumulated depreciation	(993,401)	(1,029,382)
Exchange difference	(116)	466

	659,033	897,036